SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

Cash Account Trust – DWS Government & Agency Securities Portfolio
DWS Government & Agency Money Fund
Cash Account Trust – DWS Tax-Exempt Portfolio
DWS Tax-Exempt Money Fund
DWS Money Market Prime Series
DWS Money Market Fund
Effective on or about July 31, 2019, the DWS MoneyPLUS AccountSM feature is eliminated and all disclosure and references in the fund’s summary prospectus to DWS MoneyPLUS AccountSM are hereby deleted.
Please Retain This Supplement for Future Reference
February 13, 2019
PROSTKR-11